Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Prior to Recapitalization [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Prior to Recapitalization [Member] Common Stock [Member] Common Class A [Member]	Prior to Recapitalization [Member] Common Stock [Member] Common Class B [Member]	Prior to Recapitalization [Member] Additional Paid-in Capital [Member]	Prior to Recapitalization [Member] Retained Earnings [Member]	Prior to Recapitalization [Member] AOCI Attributable to Parent [Member]	Prior to Recapitalization [Member] Parent [Member]	Prior to Recapitalization [Member] Members Equity [Member]	Prior to Recapitalization [Member] Noncontrolling Interest [Member]	Prior to Recapitalization [Member]	After Recapitalization [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	After Recapitalization [Member] Common Stock [Member] Common Class A [Member]	After Recapitalization [Member] Common Stock [Member] Common Class B [Member]	After Recapitalization [Member] Additional Paid-in Capital [Member]	After Recapitalization [Member] Retained Earnings [Member]	After Recapitalization [Member] AOCI Attributable to Parent [Member]	After Recapitalization [Member] Parent [Member]	After Recapitalization [Member] Members Equity [Member]	After Recapitalization [Member] Noncontrolling Interest [Member]	After Recapitalization [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Members Equity [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020																					0	0	0
Balance at Dec. 31, 2020																					$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ (6,509)	$ 0	$ (6,509)
Net income (loss)																					0	0	0		0	0	0	0	(2,046)
Less: Net income (loss) attributable to non-controlling interests																														0
Net income (loss)																															(2,046)
Gain on extinguishment of related party loan, net of repurchase of membership interests																					0	0	0		0	0	0	0	5,621	0	5,621
Conversion of SH I loan to equity																					0	0	0		0	0	0	0	1,250	0	1,250
Issuance of common stock																					$ 0	$ 0	$ 0		0	0	0	0	29,683	0	29,683
Balance (in shares) at Mar. 31, 2021																					0	0	0
Balance at Mar. 31, 2021																					$ 0	$ 0	$ 0		0	0	0	0	27,999	0	27,999
Balance (in shares) at Dec. 31, 2020																					0	0	0
Balance at Dec. 31, 2020																					$ 0	$ 0	$ 0		0	0	0	0	(6,509)	0	(6,509)
Net income (loss)																															(4,824)
Less: Net income (loss) attributable to non-controlling interests																															0
Net income (loss)																															(4,824)
Unrealized gains (losses) on available-for-sale securities																															0
Balance (in shares) at Jun. 30, 2021																					0	0	0
Balance at Jun. 30, 2021																					$ 0	$ 0	$ 0		0	0	0	0	25,265	0	25,265
Balance (in shares) at Dec. 31, 2020																					0	0	0
Balance at Dec. 31, 2020																					$ 0	$ 0	$ 0		0	0	0	0	(6,509)	0	(6,509)
Balance (in shares) at Dec. 31, 2021																					0	0	0
Balance at Dec. 31, 2021																					$ 54,029	$ 0	$ 0		0	0	0	0	16,931	0	16,931
Balance (in shares) at Mar. 31, 2021																					0	0	0
Balance at Mar. 31, 2021																					$ 0	$ 0	$ 0		0	0	0	0	27,999	0	27,999
Sky incentive compensation																					0	0	0		0	0	0	0	51	0	51
Net income (loss)																					0	0	0		0	0	0	0	(2,778)		(2,778)
Less: Net income (loss) attributable to non-controlling interests																														0	0
Net income (loss)																															(2,778)
Unrealized gains (losses) on available-for-sale securities																															0
Offering costs																					$ 0	$ 0	$ 0		0	0	0	0	(7)	0	(7)
Balance (in shares) at Jun. 30, 2021																					0	0	0
Balance at Jun. 30, 2021																					$ 0	$ 0	$ 0		0	0	0	0	25,265	0	25,265
Balance (in shares) at Dec. 31, 2021																					0	0	0
Balance at Dec. 31, 2021																					$ 54,029	$ 0	$ 0		0	0	0	0	16,931	0	16,931
Sky incentive compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 23	$ 0	$ 23	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 63	$ 63
Net income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1,247)			$ 0	$ 0	$ 0	$ 0	$ (15,763)	$ 0	$ (15,763)	$ 0
Less: Net income (loss) attributable to non-controlling interests									$ 0										$ (2,504)
Net income (loss)										$ (1,247)										$ (18,267)
Yellowstone Transaction and recapitalization, See Note 3 (in shares)																					0	14,937,581	42,192,250
Yellowstone Transaction and recapitalization, See Note 3																					$ (54,029)	$ 1	$ 4		28,681	0	0	28,686	(15,707)	81,024	94,003
Balance (in shares) at Mar. 31, 2022																					0	14,937,581	42,192,250
Balance at Mar. 31, 2022																					$ 0	$ 1	$ 4		28,681	(15,763)	0	12,923	0	78,583	91,506
Balance (in shares) at Dec. 31, 2021																					0	0	0
Balance at Dec. 31, 2021																					$ 54,029	$ 0	$ 0		0	0	0	0	16,931	0	16,931
Net income (loss)																															(3,098)
Less: Net income (loss) attributable to non-controlling interests																															(6,153)
Net income (loss)																															(9,251)
Yellowstone Transaction and recapitalization, See Note 3																															94,003
Unrealized gains (losses) on available-for-sale securities																											(84)				(84)
Balance (in shares) at Jun. 30, 2022																					0	14,937,581	42,192,250	57,129,831
Balance at Jun. 30, 2022																					$ 0	$ 1	$ 4		28,841	(3,098)	(84)	25,664	0	76,266	101,930
Balance (in shares) at Mar. 31, 2022																					0	14,937,581	42,192,250
Balance at Mar. 31, 2022																					$ 0	$ 1	$ 4		28,681	(15,763)	0	12,923	0	78,583	91,506
Sky incentive compensation																					0	0	0		0	0	0	0	0	85	85
Net income (loss)																					0	0	0		0	12,665	0	12,665	0		12,665
Less: Net income (loss) attributable to non-controlling interests																														(2,402)	(2,402)
Net income (loss)																															10,263
Share-based compensation																					0	0	0		160	0	0	160	0	0	160
Unrealized gains (losses) on available-for-sale securities																					$ 0	$ 0	$ 0		0	0	(84)	(84)	0	0	(84)
Balance (in shares) at Jun. 30, 2022																					0	14,937,581	42,192,250	57,129,831
Balance at Jun. 30, 2022																					$ 0	$ 1	$ 4		$ 28,841	$ (3,098)	$ (84)	$ 25,664	$ 0	$ 76,266	$ 101,930